Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management
Opening balance	$ (945,250)	$ (136,473)	$ (135,751)
Exchange difference	(4,317,263)	(1,533,743)	(201,967)
Reclassification to profit or loss	1,143,287	249,978	193,374
Ineffectiveness	6,625	24,496	9,779
Deferred income tax	1,638,602	450,492	(1,908)
Closing balance	$ (2,473,999)	$ (945,250)	$ (136,473)